Note 10 - Employee Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Defined Contribution Plan, Cost	$ 21	$ 65	$ 47	$ 126